Share-based Compensation (Summary of Share Options Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014 years
Number of options
Outstanding at beginning of period	11,482,513
Granted	258,500
Exercised	(1,833,657)
Expired	(3,000)
Forfeited	(720,366)
Outstanding at end of period	9,183,990
Vested and exercisable	4,913,833
Vested and expect to vest	16,690,231
Weighted average exercise price per option
Outstanding at beginning of period	$ 10.04
Granted	$ 45.35
Exercised	$ 7.96
Expired	$ 58.49
Forfeited	$ 20.23
Outstanding at end of period	$ 10.57
Vested and exercisable	$ 7.00
Vested and expect to vest	$ 8.32
Weighted average remaining contractual life (Years)
Outstanding at beginning of period	7.55
Outstanding at end of period	6.61
Vested and exercisable	6.09
Vested and expect to vest	6.28
Aggregate intrinsic value (in thousands)
Outstanding at beginning of period	$ 512,964
Outstanding at end of period	257,557
Vested and exercisable	153,647
Vested and expect to vest	$ 502,394